GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.25%
22,044	Ashland Global Holdings Inc	$ 1,563,360
48,397	Cabot Corp	1,743,744
27,185	Ingevity Corp(a)	1,344,026
124,768	Valvoline Inc	2,375,583
44,521	W R Grace & Co	1,793,751
		8,820,464
Communications — 5.12%
53,810	GCI Liberty Inc Class A(a)	4,410,268
134,967	Gray Television Inc(a)	1,858,496
41,007	John Wiley & Sons Inc Class A	1,300,332
80,201	Liberty Latin America Ltd Class C(a)	652,836
22,516	Madison Square Garden Entertainment Corp(a)	1,542,121
73,984	United States Cellular Corp(a)	2,184,747
165,996	Viavi Solutions Inc(a)	1,947,133
		13,895,933
Consumer, Cyclical — 13.82%
42,397	Brunswick Corp	2,497,607
61,339	Cannae Holdings Inc(a)	2,285,491
20,635	Churchill Downs Inc	3,380,426
74,872	Cooper Tire & Rubber Co	2,373,442
73,332	Core-Mark Holding Co Inc	2,121,495
10,382	Cracker Barrel Old Country Store Inc	1,190,400
162,283	Dana Inc	1,999,327
11,528	Fox Factory Holding Corp(a)	856,876
65,469	IAA Inc(a)	3,408,971
74,026	KAR Auction Services Inc	1,065,974
124,351	Kimball International Inc Class B	1,310,660
21,370	LCI Industries	2,271,417
79,360	Liberty Media Corp-Liberty Braves Class C(a)	1,667,354
25,955	Marriott Vacations Worldwide Corp	2,356,974
95,169	Methode Electronics Inc	2,712,316
57,358	Miller Industries Inc	1,753,434
124,042	Qurate Retail Inc Series A	890,622
61,329	Skyline Champion Corp(a)	1,641,777
82,289	Urban Outfitters Inc(a)	1,712,434
		37,496,997
Consumer, Non-Cyclical — 17.00%
24,547	Aaron's Inc	1,390,588
106,526	Alta Equipment Group Inc(a)	834,099
25,028	AMN Healthcare Services Inc(a)	1,463,137
27,418	ASGN Inc(a)	1,742,688
32,584	Catalent Inc(a)	2,791,145
14,323	CONMED Corp	1,126,790
92,991	Darling Ingredients Inc(a)	3,350,466
26,170	Emergent BioSolutions Inc(a)	2,704,146
21,777	Euronet Worldwide Inc(a)	1,983,885
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,671	Helen of Troy Ltd(a)	$ 2,839,132
53,494	Herc Holdings Inc(a)	2,118,897
29,915	Inmode Ltd(a)	1,082,325
23,378	Insperity Inc	1,531,025
13,046	J & J Snack Foods Corp	1,701,068
40,746	Korn Ferry	1,181,634
68,505	Lantheus Holdings Inc(a)	867,958
173,987	Nomad Foods Ltd(a)	4,433,189
24,513	Post Holdings Inc(a)	2,108,118
215,640	Primo Water Corp	3,062,088
7,611	Quidel Corp(a)	1,669,701
76,822	Supernus Pharmaceuticals Inc(a)	1,600,971
22,831	United Therapeutics Corp(a)	2,305,931
16,054	WEX Inc(a)	2,231,024
		46,120,005
Energy — 3.07%
237,488	ChampionX Corp(a)	1,897,529
69,186	Delek US Holdings Inc	770,040
51,384	DMC Global Inc	1,692,589
66,085	NextEra Energy Partners LP	3,962,457
		8,322,615
Financial — 22.74%
37,643	Agree Realty Corp REIT	2,395,601
30,830	American Campus Communities Inc REIT	1,076,584
73,811	Americold Realty Trust REIT	2,638,743
86,898	Ameris Bancorp	1,979,536
98,065	Atlantic Union Bankshares Corp	2,095,649
102,442	BancorpSouth Bank	1,985,326
73,138	Bryn Mawr Bank Corp	1,818,942
70,685	Cathay General Bancorp	1,532,451
73,301	CubeSmart REIT	2,368,355
114,366	CVB Financial Corp	1,901,907
24,123	CyrusOne Inc REIT	1,689,334
82,237	Employers Holdings Inc	2,487,669
29,502	Federal Agricultural Mortgage Corp Class C	1,878,097
56,312	First American Financial Corp	2,866,844
144,822	Home BancShares Inc	2,195,502
37,459	McGrath RentCorp	2,232,182
76,559	Meta Financial Group Inc	1,471,464
117,334	OceanFirst Financial Corp	1,606,302
48,955	Pinnacle Financial Partners Inc	1,742,308
72,715	Popular Inc	2,637,373
57,667	ProAssurance Corp	901,912
44,933	Prosperity Bancshares Inc	2,328,877
129,444	Retail Opportunity Investments Corp REIT	1,348,159
70,035	Rexford Industrial Realty Inc REIT	3,204,802
35,293	South State Corp	1,699,358
66,733	STAG Industrial Inc REIT	2,034,689
48,091	Stifel Financial Corp	2,431,481

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
82,247	TCF Financial Corp	$ 1,921,290
84,293	Triumph Bancorp Inc(a)	2,624,884
65,031	Wintrust Financial Corp	2,604,492
		61,700,113
Industrial — 20.51%
44,605	Advanced Energy Industries Inc(a)	2,807,439
63,790	AECOM(a)	2,668,974
69,181	Aerojet Rocketdyne Holdings Inc(a)	2,759,630
28,502	Alamo Group Inc	3,079,071
26,457	Albany International Corp Class A	1,309,886
70,519	Altra Industrial Motion Corp	2,607,087
22,825	American Woodmark Corp(a)	1,792,676
80,078	Arcosa Inc	3,530,639
28,093	Armstrong World Industries Inc	1,933,079
40,128	Belden Inc	1,248,783
22,019	BWX Technologies Inc	1,239,890
32,065	Clean Harbors Inc(a)	1,796,602
72,556	Columbus McKinnon Corp	2,401,604
45,539	frontdoor Inc(a)	1,771,922
151,473	Harsco Corp(a)	2,106,989
5,844	Haynes International Inc	99,874
16,469	John Bean Technologies Corp	1,513,336
27,353	Kadant Inc	2,998,436
61,345	Kimball Electronics Inc(a)	709,148
38,368	Kirby Corp(a)	1,387,771
13,814	Littelfuse Inc	2,449,775
99,641	MDU Resources Group Inc	2,241,923
63,058	Raven Industries Inc	1,357,008
15,180	SYNNEX Corp	2,126,111
172,915	TTM Technologies Inc(a)	1,972,960
44,961	UFP Industries Inc	2,540,746
184,942	Vertiv Holdings Co(a)	3,203,195
		55,654,554
Technology — 6.80%
60,814	ACI Worldwide Inc(a)	1,589,070
Shares		Fair Value
Technology — (continued)
58,068	Clarivate PLC(a)	$ 1,799,527
49,356	CSG Systems International Inc	2,021,128
176,577	Donnelley Financial Solutions Inc(a)	2,359,069
55,664	Genpact Ltd	2,168,113
100,471	Perspecta Inc	1,954,161
17,122	Science Applications International Corp	1,342,707
103,396	Tower Semiconductor Ltd(a)	1,883,875
143,237	Unisys Corp(a)	1,528,339
37,201	Verint Systems Inc(a)	1,792,344
		18,438,333
Utilities — 3.49%
51,057	ALLETE Inc	2,641,689
45,258	NorthWestern Corp	2,201,349
96,004	NRG Energy Inc	2,951,163
89,114	Vistra Corp	1,680,690
		9,474,891
TOTAL COMMON STOCK — 95.80% (Cost $251,278,058)		$259,923,905
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.39%
$11,900,000	Federal Home Loan Bank 0.01%, 10/01/2020	11,900,000
TOTAL SHORT TERM INVESTMENTS — 4.39% (Cost $11,900,000)		$11,900,000
TOTAL INVESTMENTS — 100.19% (Cost $263,178,058)		$271,823,905
OTHER ASSETS & LIABILITIES, NET — (0.19)%		$(502,176)
TOTAL NET ASSETS — 100.00%		$271,321,729

(a)	Non-income producing security.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2020